Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Total	$ 8,179,365	$ 7,662,349
Less: accumulated amortization	(777,815)	(569,979)
Intangible assets, net	7,401,550	7,092,370
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	8,145,824	7,630,879
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 33,541	$ 31,470